Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net income	$ 124,380	$ 86,255	$ 69,499
Net loss from discontinued operations	131,006	51,159	0
Net income from continuing operations	255,386	137,414	69,499
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation	52,607	31,845	25,144
Amortization of deferred charges	1,917	677	2,085
Gain on cancellation and sale of newbuilding contracts	(108,923)	(68,989)	(57,271)
Gain (Loss) on Sale of Equity Investments	0	(16,850)	0
Amortization of fair value of time charter contract	816	2,822	2,822
Income from Associate	(2,727)	(16,064)	(8,783)
Debt modification fees paid	0	(2,640)	0
Impairment loss on shares	10,507	0	0
Mark to market loss (gain) on derivatives	3,618	5,765	(7,425)
Dividends received from Avance Gas	4,101	7,052	0
Other, net	1,015	339	50
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	(21,037)	(6,116)	(4,051)
Other receivables	(5,049)	1	(428)
Inventories	9,367	(2,917)	(2,844)
Voyages in progress	15,505	(10,021)	(1,182)
Prepaid expenses and accrued income	5,892	(1,494)	(514)
Other current assets	(405)	0	0
Trade accounts payable	2,832	145	(5)
Accrued expenses	(7,771)	(2,443)	6,441
Related party balances	(8,601)	(1,715)	(189)
Other current liabilities	5,574	1,169	(492)
Other	(868)	0	0
Cash (used in) provided by operating activities of discontinued operations	(6,410)	661	0
Net cash provided by operating activities	207,346	58,641	22,857
Investing activities
Change in restricted cash	35,713	(35,800)	0
Additions to newbuildings, vessels and equipment	(786,772)	(202,231)	(189,341)
Refund of Newbuild Instalments Paid	58,793	173,840	144,592
Proceeds from Sale of Newbuild Vessels	0	139,200	0
Proceeds from sale of newbuilding vessels	456,366	0	0
Cash acquired on merger with Frontline 2012	87,443	0	0
Investment in associated companies	0	0	(104,062)
Net proceeds from sale of shares in associated company	0	57,140	0
Cash used in investing activities of discontinued operations	(310,822)	(195,658)	(135,404)
Net cash used in investing activities	(459,279)	(63,509)	(284,215)
Financing activities
Net proceeds from issuance of shares	0	0	527,791
Proceeds from long-term debt	659,700	124,000	45,500
Repayment of long-term debt	(427,338)	(198,889)	(93,931)
Payment of obligations under finance leases	(5,491)	0	0
Lease termination receipt	3,266	0	0
Payment of related party loan note	(112,687)	0	0
Debt fees paid	(485)	(500)	(1,538)
Cash dividends paid	(39,228)	(36,969)	(1,439)
Acquisition of treasury shares	0	(50,397)	0
Cash provided by financing activities of discontinued operations	141,775	116,819	0
Net cash provided by (used in) financing activities	219,512	(45,936)	476,383
Net change in cash and cash equivalents	(32,421)	(50,804)	215,025
Change in Cash & Cash Equivalent, held for distribution	61,144	(61,144)	0
Cash and cash equivalents at beginning of year	235,801	347,749	132,724
Cash and cash equivalents at end of year	264,524	235,801	347,749
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	17,544	8,744	9,576
Income taxes paid	$ 0	$ 0	$ 0